UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-CSR

Certified Shareholder Report of

Registered Management Investment Companies

Investment Company Act File Number: 811-23736

Capital Group Dividend Value ETF

(Exact Name of Registrant as Specified in Charter)

6455 Irvine Center Drive

Irvine, California 92618

(Address of Principal Executive Offices)

Registrant's telephone number, including area code: (949) 975-5000

Date of fiscal year end: May 31

Date of reporting period: November 30, 2022

Troy S. Tanner

Capital Group Dividend Value ETF

6455 Irvine Center Drive

Irvine, California 92618

(Name and Address of Agent for Service)

ITEM 1 – Reports to Stockholders

Capital Group Growth ETF Capital Group Global Growth Equity ETF Capital Group International Focus Equity ETF Capital Group Core Equity ETF Capital Group Dividend Value ETF

Semi-annual report for the six months ended November 30, 2022

Signature active
management to
pursue better
investment outcomes

These five Capital Group equity exchange-traded funds pursue a variety of objectives for investors and are offered by Capital Group, home of American Funds®. For over 90 years, Capital Group has invested with a long-term focus based on thorough research and attention to risk.

Figures shown are past results and are not predictive of results in future periods. Current and future results may be lower or higher than those shown. Prices and returns will vary, so investors may lose money. Investing for short periods makes losses more likely. Market price returns are determined using the official closing price of the fund’s shares and do not represent the returns you would receive if you traded shares at other times.

Here are the total returns on a $1,000 investment with all distributions reinvested for periods ended December 31, 2022 (the most recent  calendar quarter-end):

	6 months	Since fund inception (2/22/22)	30-day SEC yield as of 12/31/2022	Expense ratio*
Capital Group Growth ETF			0.53%	0.39%
Net asset value	0.18%	–18.01%
Market price	0.13	–18.01

Capital Group Global Growth Equity ETF			1.12	0.47
Net asset value	5.30	–13.67
Market price	5.03	–13.63

Capital Group International Focus Equity ETF			1.67	0.54
Net asset value	2.30	–13.99
Market price	1.46	–14.20

Capital Group Core Equity ETF			1.45	0.33
Net asset value	4.28	–7.82
Market price	4.28	–7.78

Capital Group Dividend Value ETF			1.88	0.33
Net asset value	6.68	–3.30
Market price	6.81	–3.18

Capital Group exchange-traded funds (ETFs) are actively managed and do not seek to replicate a specific index. ETFs are bought and sold through an exchange at the then current market price, not net asset value (NAV), and are not individually redeemed from the fund. Shares may trade at a premium or discount to their NAV when traded on an exchange. Brokerage commissions will reduce returns. There can be no guarantee that an active market for ETFs will develop or be maintained, or that the ETF’s listing will continue or remain unchanged.

As nondiversified funds, Capital Group ETFs have the ability to invest a larger percentage of assets in securities of individual issuers than a diversified fund. As a result, a single issuer could adversely affect a fund’s results more than if the fund invested a smaller percentage of assets in securities of that issuer. Refer to the applicable prospectus for details.

*	The total annual fund operating expense ratios were as of each fund’s prospectus dated August 1, 2022.

Investments are not FDIC-insured, nor are they deposits of or guaranteed by a bank or any other entity, so they may lose value.

Fellow investors:

Results for Capital Group equity ETFs for the periods ended November 30, 2022, are shown below, as well as results of the funds’ respective benchmarks.

For additional information about the funds, their investment results, holdings and portfolio managers, visit https://www.capitalgroup.com/advisor/investments/exchange-traded-funds/returns and select the individual funds to view that information. You can also access information about Capital Group’s exchange-traded funds and read our insights about the markets, retirement, saving for college, investing fundamentals and more at capitalgroup.com.

Contents

1	Results at a glance

3	Investment portfolios

20	Financial statements

23	Notes to financial statements

33	Financial highlights

Results at a glance

Here are the total returns on a $1,000 investment with all distributions reinvested for periods ended November 30, 2022:

	6 months	Since fund inception (2/22/22)	30-day SEC yield as of 11/30/2022	Expense ratio[1]
Capital Group Growth ETF			0.45%	0.39%
Net asset value	–3.32%	–11.72%
Market price	–3.27	–11.63
S&P 500 Index[2,3]	–0.40	–3.99

Capital Group Global Growth Equity ETF			1.03	0.47
Net asset value	0.72	–10.80
Market price	0.68	–10.72
MSCI All Country World Index (ACWI)[4]	–2.51	–7.77

Capital Group International Focus Equity ETF			1.52	0.54
Net asset value	–3.72	–10.36
Market price	–3.55	–10.32
MSCI All Country World Index (ACWI) ex USA[5]	–5.18	–11.62

Capital Group Core Equity ETF			1.35	0.33
Net asset value	–0.37	–3.94
Market price	–0.41	–3.94
S&P 500 Index	–0.40	–3.99

Capital Group Dividend Value ETF			1.78	0.33
Net asset value	–0.48	–0.93
Market price	–0.56	–0.93
S&P 500 Index	–0.40	–3.99

Refer to page 2 for footnotes.

Capital Group equity exchange-traded funds	1

Results at a glance (continued)

[1]	The total annual fund operating expense ratios were as of each fund’s prospectus dated August 1, 2022.
[2]	Source: Standard & Poor’s.
[3]	S&P 500 Index is a market capitalization-weighted index based on the results of approximately 500 widely held common stocks. This index is unmanaged, and its results include reinvested dividends and/or distributions but do not reflect the effect of sales charges, commissions, account fees, expenses or U.S. federal income taxes. Each S&P Index (“Index”) shown is a product of S&P Dow Jones Indices LLC and/or its affiliates and has been licensed for use by Capital Group. Copyright © 2022 S&P Dow Jones Indices LLC, a division of S&P Global, and/or its affiliates. All rights reserved. Redistribution or reproduction in whole or in part is prohibited without written permission of S&P Dow Jones Indices LLC.
[4]	MSCI All Country World Index is a free float-adjusted market capitalization weighted index that is designed to measure equity market results in the global developed and emerging markets, consisting of more than 40 developed and emerging market country indexes. Results reflect dividends gross of withholding taxes through December 31, 2000, and dividends net of withholding taxes thereafter. These indexes are unmanaged, and its results include reinvested dividends and/or distributions but do not reflect the effect of sales charges, commissions, account fees, expenses or U.S. federal income taxes. MSCI has not approved, reviewed or produced this report, makes no express or implied warranties or representations and is not liable whatsoever for any data in the report. You may not redistribute the MSCI data or use it as a basis for other indices or investment products.
[5]	MSCI All Country World ex USA Index is a free float-adjusted market capitalization weighted index that is designed to measure equity market results in the global developed and emerging markets, excluding the United States. The index consists of more than 40 developed and emerging market country indexes. Results reflect dividends gross of withholding taxes through December 31, 2000, and dividends net of withholding taxes thereafter. This index is unmanaged, and its results include reinvested dividends and/or distributions but do not reflect the effect of sales charges, commissions, account fees, expenses or U.S. federal income taxes. MSCI has not approved, reviewed or produced this report, makes no express or implied warranties or representations and is not liable whatsoever for any data in the report. You may not redistribute the MSCI data or use it as a basis for other indices or investment products.

2	Capital Group equity exchange-traded funds

Capital Group Growth ETF
Investment portfolio November 30, 2022	unaudited

Sector diversification	Percent of net assets

Largest equity holdings	Percent of net assets
Tesla	6.47%
Microsoft	5.33
Netflix	3.79
Meta Platforms	3.74
UnitedHealth Group	3.07
Alphabet	2.91
Regeneron Pharmaceuticals	2.80
Broadcom	2.07
ASML Holding	2.04
Bank of America	2.01

Common stocks 97.20%	Shares	Value (000)
Information technology 19.96%
Microsoft Corp.	238,520	$60,856
Broadcom, Inc.	42,918	23,649
ASML Holding NV	26,769	16,283
ASML Holding NV (New York registered) (ADR)	11,528	7,010
Apple, Inc.	57,173	8,463
Mastercard, Inc., Class A	22,951	8,180
Motorola Solutions, Inc.	26,681	7,263
Synopsys, Inc. (USA)[1]	20,744	7,043
Salesforce, Inc.[1]	43,380	6,952
Fiserv, Inc.[1]	63,144	6,590
Shopify, Inc., Class A, subordinate voting shares[1]	159,283	6,512
Visa, Inc., Class A	29,913	6,491
NVIDIA Corp.	34,967	5,917
Wolfspeed, Inc.[1]	60,908	5,538
Micron Technology, Inc.	87,739	5,058
RingCentral, Inc., Class A1	134,560	4,987
ServiceNow, Inc.[1]	11,362	4,730
Genpact, Ltd.	81,067	3,738
Applied Materials, Inc.	29,877	3,275
Taiwan Semiconductor Manufacturing Company, Ltd. (ADR)	38,906	3,228
Cloudflare, Inc., Class A1	65,186	3,203
Fidelity National Information Services, Inc.	43,808	3,180
Amadeus IT Group SA, Class A, non-registered shares[1]	52,276	2,846
Trimble, Inc.[1]	44,993	2,688
GoDaddy, Inc., Class A1	33,920	2,684
Ceridian HCM Holding, Inc.[1]	37,119	2,540
NetApp, Inc.	29,178	1,973
Concentrix Corp.	15,844	1,939
Toast, Inc., Class A1	101,464	1,863
Bill.com Holdings, Inc.[1]	14,889	1,793
MicroStrategy, Inc., Class A1	6,953	1,377
		227,849

Consumer discretionary 19.84%
Tesla, Inc.[1]	379,038	73,799
D.R. Horton, Inc.	212,033	18,235
Amazon.com, Inc.[1]	187,706	18,121
Home Depot, Inc.	42,168	13,662
LVMH Moët Hennessy-Louis Vuitton SE	16,213	12,553
Dollar General Corp.	44,968	11,498
Dollar Tree Stores, Inc.[1]	76,155	11,445
Las Vegas Sands Corp.[1]	211,149	9,890
Chipotle Mexican Grill, Inc.[1]	5,551	9,031
Hermès International	4,887	8,033
Target Corp.	41,551	6,942
Royal Caribbean Cruises, Ltd.[1]	89,487	5,363
Burlington Stores, Inc.[1]	27,097	5,302
Aramark	127,309	5,296

Capital Group equity exchange-traded funds	3

Capital Group Growth ETF (continued)

Common stocks (continued)	Shares	Value (000)
Consumer discretionary (continued)
Airbnb, Inc., Class A1	46,638	$4,764
NVR, Inc.[1]	883	4,096
Darden Restaurants, Inc.	21,052	3,095
Etsy, Inc.[1]	22,766	3,007
Norwegian Cruise Line Holdings, Ltd.[1]	140,465	2,309
		226,441

Health care 17.11%
UnitedHealth Group, Inc.	63,881	34,991
Regeneron Pharmaceuticals, Inc.[1]	42,502	31,949
Intuitive Surgical, Inc.[1]	79,636	21,533
Alnylam Pharmaceuticals, Inc.[1]	76,646	16,907
Centene Corp.[1]	185,460	16,144
Thermo Fisher Scientific, Inc.	22,501	12,605
Vertex Pharmaceuticals, Inc.[1]	33,416	10,573
Seagen, Inc.[1]	65,201	7,915
NovoCure, Ltd.[1]	100,871	7,751
Moderna, Inc.[1]	43,162	7,593
Eli Lilly and Company	15,168	5,629
Horizon Therapeutics PLC[1]	41,433	4,155
AstraZeneca PLC	29,069	3,933
Edwards Lifesciences Corp.[1]	47,950	3,704
Danaher Corp.	13,243	3,621
Molina Healthcare, Inc.[1]	7,832	2,638
Guardant Health, Inc.[1]	38,782	2,030
Inari Medical, Inc.[1]	22,966	1,690
		195,361

Communication services 12.86%
Netflix, Inc.[1]	141,481	43,227
Meta Platforms, Inc., Class A1	361,576	42,702
Alphabet, Inc., Class C1	185,914	18,861
Alphabet, Inc., Class A1	142,091	14,350
Verizon Communications, Inc.	195,023	7,602
Charter Communications, Inc., Class A1	17,976	7,034
Frontier Communications Parent, Inc.[1]	150,930	3,889
Snap, Inc., Class A, nonvoting shares[1]	367,602	3,790
Comcast Corp., Class A	96,080	3,520
Pinterest, Inc., Class A1	70,605	1,795
		146,770

Industrials 11.73%
Carrier Global Corp.	365,034	16,178
Uber Technologies, Inc.[1]	534,026	15,561
TransDigm Group, Inc.	22,101	13,890
Jacobs Solutions, Inc.	103,776	13,132
Delta Air Lines, Inc.[1]	347,626	12,296
United Rentals, Inc.[1]	25,795	9,106
Caterpillar, Inc.	33,643	7,954
Waste Connections, Inc.	42,443	6,133
MTU Aero Engines AG	28,245	5,890
Old Dominion Freight Line, Inc.	17,366	5,255
Robert Half International, Inc.	63,251	4,983
Ryanair Holdings PLC (ADR)[1]	63,195	4,783
Airbus SE, non-registered shares	39,982	4,616
United Airlines Holdings, Inc.[1]	81,846	3,615
Axon Enterprise, Inc.[1]	18,454	3,396
Dun & Bradstreet Holdings, Inc.	204,509	2,753
Boeing Company[1]	13,772	2,464
Advanced Drainage Systems, Inc.	19,193	1,867
		133,872

4	Capital Group equity exchange-traded funds

Capital Group Growth ETF (continued)

Common stocks (continued)	Shares	Value (000)
Energy 5.90%
Halliburton Company	518,948	$19,663
Canadian Natural Resources, Ltd. (CAD denominated)	291,706	17,416
Cenovus Energy, Inc.	279,258	5,553
Permian Resources Corp., Class A	473,378	4,810
EQT Corp.	101,043	4,285
Pioneer Natural Resources Company	17,763	4,192
EOG Resources, Inc.	26,239	3,724
ConocoPhillips	26,746	3,303
Tourmaline Oil Corp.	36,801	2,240
Suncor Energy, Inc.	65,659	2,159
		67,345

Financials 5.25%
Bank of America Corp.	607,217	22,983
Capital One Financial Corp.	74,050	7,645
First Republic Bank	52,893	6,750
S&P Global, Inc.	15,481	5,462
KKR & Co., Inc.	78,289	4,065
MSCI, Inc.	7,837	3,980
Western Alliance Bancorporation	54,671	3,747
Tradeweb Markets, Inc., Class A	47,744	2,934
Signature Bank	17,352	2,420
		59,986

Materials 2.52%
Wheaton Precious Metals Corp.	194,150	7,578
Grupo México, SAB de CV, Series B	1,326,697	5,410
Linde PLC	14,864	5,002
CF Industries Holdings, Inc.	32,380	3,503
ATI, Inc.[1]	92,617	2,826
Nutrien, Ltd.	33,985	2,731
Albemarle Corp.	6,354	1,766
		28,816

Consumer staples 1.47%
Costco Wholesale Corp.	12,671	6,833
Altria Group, Inc.	108,255	5,042
Constellation Brands, Inc., Class A	19,148	4,928
		16,803

Utilities 0.56%
PG&E Corp.[1]	406,270	6,379

Total common stocks (cost: $1,083,232,000)		1,109,622

Short-term securities 2.74%
Money market investments 2.74%
Capital Group Central Cash Fund 3.94%[2,3]	312,232	31,220

Total short-term securities (cost: $31,215,000)		31,220
Total investment securities 99.94% (cost: $1,114,447,000)		1,140,842
Other assets less liabilities 0.06%		710

Net assets 100.00%		$1,141,552

Capital Group equity exchange-traded funds	5

Capital Group Growth ETF (continued)

Investments in affiliates3

	Value of affiliate at 6/1/2022 (000)	Additions (000)	Reductions (000)	Net realized loss (000)	Net unrealized appreciation (000)	Value of affiliate at 11/30/2022 (000)	Dividend income (000)
Short-term securities 2.74%
Money market investments 2.74%
Capital Group Central Cash Fund 3.94%[2]	$8,056	$65,896	$42,735	$(2)	$5	$31,220	$264

[1]	Security did not produce income during the last 12 months.
[2]	Rate represents the seven-day yield at November 30, 2022.
[3]	Part of the same “group of investment companies” as the fund as defined under the Investment Company Act of 1940, as amended.

Key to abbreviations

ADR = American Depositary Receipts

CAD = Canadian dollars

Refer to the notes to financial statements.

6	Capital Group equity exchange-traded funds

Capital Group Global Growth Equity ETF	unaudited
Investment portfolio November 30, 2022

Sector diversification	Percent of net assets

Country diversification by domicile	Percent of net assets
United States	49.72%
Eurozone*	17.66
United Kingdom	4.31
Denmark	3.42
Taiwan	3.32
Hong Kong	2.57
Canada	2.50
India	2.24
Switzerland	2.01
Other countries	6.79
Short-term securities & other assets less
liabilities	5.46
*	Countries using the euro as a common currency; those represented in the fund’s portfolio are France, Germany and the Netherlands.

Common stocks 92.13%	Shares	Value (000)
Information technology 24.06%
Microsoft Corp.	243,639	$62,162
ASML Holding NV	89,563	54,479
Taiwan Semiconductor Manufacturing Company, Ltd. (ADR)	377,933	31,361
Adyen NV1	10,043	15,658
Applied Materials, Inc.	136,737	14,986
Broadcom, Inc.	20,673	11,392
Fiserv, Inc.[1]	89,967	9,389
Hexagon AB, Class B	577,518	6,681
Apple, Inc.	44,274	6,554
Keyence Corp.	13,000	5,528
NVIDIA Corp.	30,800	5,212
MongoDB, Inc., Class A1	24,064	3,674
		227,076

Health care 21.71%
UnitedHealth Group, Inc.	49,123	26,908
Novo Nordisk A/S, Class B	207,476	25,974
DexCom, Inc.[1]	143,773	16,718
ResMed, Inc.	72,051	16,586
AstraZeneca PLC	117,984	15,965
Pfizer, Inc.	291,264	14,601
Cigna Corp.	40,897	13,450
Merck & Co., Inc.	100,890	11,110
Regeneron Pharmaceuticals, Inc.[1]	14,596	10,972
Eli Lilly and Company	26,725	9,917
EssilorLuxottica	52,794	9,907
Mettler-Toledo International, Inc.[1]	6,568	9,652
Gilead Sciences, Inc.	82,990	7,289
CVS Health Corp.	69,329	7,063
NovoCure, Ltd.[1]	59,734	4,590
Alnylam Pharmaceuticals, Inc.[1]	18,948	4,180
		204,882

Consumer discretionary 14.67%
Chipotle Mexican Grill, Inc.[1]	20,291	33,013
LVMH Moët Hennessy-Louis Vuitton SE	36,967	28,622
Floor & Decor Holdings, Inc., Class A1	144,890	10,813
Renault SA1	278,622	10,180
Amazon.com, Inc.[1]	83,452	8,056
Prosus NV, Class N	120,318	7,913
Cie. Financière Richemont SA, Class A	57,401	7,636
NIKE, Inc., Class B	69,596	7,634
MGM China Holdings, Ltd.[1]	9,920,988	6,706
Booking Holdings, Inc.[1]	2,777	5,775

Capital Group equity exchange-traded funds	7

Capital Group Global Growth Equity ETF (continued)

Common stocks (continued)	Shares	Value (000)
Consumer discretionary (continued)
Coupang, Inc., Class A1	219,368	$4,273
IDP Education, Ltd.	202,503	4,177
MercadoLibre, Inc.[1]	3,862	3,595
		138,393

Consumer staples 7.97%
British American Tobacco PLC	475,716	19,521
Philip Morris International, Inc.	141,858	14,139
Keurig Dr Pepper, Inc.	316,493	12,239
Nestlé SA	95,158	11,323
Altria Group, Inc.	229,389	10,685
Kweichow Moutai Co., Ltd., Class A	32,400	7,281
		75,188

Financials 7.96%
AIA Group, Ltd.	1,726,600	17,610
Tradeweb Markets, Inc., Class A	252,383	15,511
Kotak Mahindra Bank, Ltd.	480,314	11,578
AXA SA	332,513	9,512
Citigroup, Inc.	112,669	5,454
Ping An Insurance (Group) Company of China, Ltd., Class H	848,000	5,253
Prudential PLC	434,539	5,185
Société Générale	197,342	5,014
		75,117

Industrials 5.84%
Caterpillar, Inc.	37,390	8,839
Carrier Global Corp.	191,068	8,468
Boeing Company[1]	39,744	7,110
MTU Aero Engines AG	33,220	6,928
DSV A/S	39,692	6,287
Airbus SE, non-registered shares	45,645	5,270
Alliance Global Group, Inc.	25,134,000	4,366
NIBE Industrier AB, Class B	450,315	4,298
GT Capital Holdings, Inc.	453,530	3,541
		55,107

Energy 4.00%
Canadian Natural Resources, Ltd. (CAD denominated)	253,018	15,106
Reliance Industries, Ltd.	284,200	9,579
Tourmaline Oil Corp.	139,500	8,490
Equinor ASA	119,712	4,611
Gazprom PJSC[1,2]	36,932	—	[3]
		37,786

Materials 3.33%
Sherwin-Williams Company	62,562	15,589
Linde PLC	33,563	11,293
Vale SA, ordinary nominative shares	275,382	4,549
		31,431

Communication services 2.59%
Alphabet, Inc., Class A1	197,849	19,981
Meta Platforms, Inc., Class A1	37,729	4,456
		24,437

Total common stocks (cost: $804,549,000)		869,417

8	Capital Group equity exchange-traded funds

Capital Group Global Growth Equity ETF (continued)

Preferred securities 2.41%	Shares	Value (000)
Health care 1.40%
Sartorius AG, nonvoting non-registered preferred shares	35,353	$13,146

Information technology 1.01%
Samsung Electronics Co., Ltd., nonvoting preferred shares	221,859	9,545

Total preferred securities (cost: $22,549,000)		22,691

Short-term securities 5.23%
Money market investments 5.23%
Capital Group Central Cash Fund 3.94%[4,5]	494,042	49,399

Total short-term securities (cost: $49,393,000)		49,399
Total investment securities 99.77% (cost: $876,491,000)		941,507
Other assets less liabilities 0.23%		2,133

Net assets 100.00%		$943,640

Investments in affiliates5

	Value of affiliate at 6/1/2022 (000)	Additions (000)	Reductions (000)	Net realized loss (000)	Net unrealized appreciation (000)	Value of affiliate at 11/30/2022 (000)	Dividend income (000)
Short-term securities 5.23%
Money market investments 5.23%
Capital Group Central Cash Fund 3.94%[4]	$22,127	$87,810	$60,539	$(5)	$6	$49,399	$457

[1]	Security did not produce income during the last 12 months.
[2]	Value determined using significant unobservable inputs.
[3]	Amount less than one thousand.
[4]	Rate represents the seven-day yield at November 30, 2022.
[5]	Part of the same “group of investment companies” as the fund as defined under the Investment Company Act of 1940, as amended.

Key to abbreviations

ADR = American Depositary Receipts

CAD = Canadian dollars

Refer to the notes to financial statements.

Capital Group equity exchange-traded funds	9

Capital Group International Focus Equity ETF	unaudited
Investment portfolio November 30, 2022

Sector diversification	Percent of net assets

Country diversification by domicile	Percent of net assets
Eurozone*	21.67%
Japan	16.45
India	11.24
Canada	8.19
Hong Kong	4.75
Australia	4.26
Brazil	4.12
South Korea	3.96
United Kingdom	3.31
Other countries	16.40
Short-term securities & other assets less liabilities	5.65
*	Countries using the euro as a common currency; those represented in the fund’s portfolio are France, Germany, Ireland, Italy, the Netherlands and Spain.

Common stocks 94.35%	Shares	Value (000)
Industrials 16.37%
Recruit Holdings Co., Ltd.	897,800	$28,656
Airbus SE, non-registered shares	197,526	22,806
Safran SA	88,225	10,856
Siemens AG	69,052	9,449
Melrose Industries PLC	5,178,923	8,438
MTU Aero Engines AG	34,630	7,222
Ashtead Group PLC	109,256	6,659
DSV A/S	39,049	6,185
NIBE Industrier AB, Class B	609,052	5,813
Techtronic Industries Co., Ltd.	454,000	5,467
Legrand SA	60,663	5,016
International Container Terminal Services, Inc.	1,342,410	4,880
Thales SA	35,211	4,479
Shenzhen Inovance Technology Co., Ltd., Class A	416,500	4,108
		130,034

Information technology 13.98%
SK hynix, Inc.	475,051	31,423
Shopify, Inc., Class A, subordinate voting shares[1]	456,767	18,673
ASML Holding NV	28,510	17,342
Taiwan Semiconductor Manufacturing Company, Ltd.	883,000	14,107
Nice, Ltd. (ADR)[1]	62,096	12,057
Fujitsu, Ltd.	71,000	9,641
Lasertec Corp.	41,000	7,750
		110,993

Health care 11.43%
Daiichi Sankyo Company, Ltd.	1,135,600	37,611
Novo Nordisk A/S, Class B	135,933	17,017
Olympus Corp.	755,600	15,613
Siemens Healthineers AG	141,226	7,456
Bayer AG	125,925	7,280
Grifols, SA, Class A, non-registered shares[1]	537,469	5,784
		90,761

Consumer discretionary 11.24%
MercadoLibre, Inc.[1]	16,615	15,468
Evolution AB	119,243	12,217
Sony Group Corp.	131,800	10,909
LVMH Moët Hennessy-Louis Vuitton SE	13,053	10,106
Galaxy Entertainment Group, Ltd.	1,428,000	8,652
Kering SA	12,016	7,288
Flutter Entertainment PLC[1]	46,848	7,058

10	Capital Group equity exchange-traded funds

Capital Group International Focus Equity ETF (continued)

Common stocks (continued)	Shares	Value (000)
Consumer discretionary (continued)
Ferrari NV	30,031	$6,656
Maruti Suzuki India, Ltd.	50,030	5,534
Entain PLC	310,347	5,334
		89,222

Materials 10.99%
First Quantum Minerals, Ltd.	1,268,226	30,151
Fortescue Metals Group, Ltd.	1,471,491	19,585
Vale SA (ADR), ordinary nominative shares	965,728	15,935
Shin-Etsu Chemical Co., Ltd.	65,400	8,472
JSR Corp.	257,900	5,478
Ivanhoe Mines, Ltd., Class A1	500,801	4,482
Wacker Chemie AG	25,368	3,195
		87,298

Energy 10.86%
Reliance Industries, Ltd.	1,064,670	35,885
Canadian Natural Resources, Ltd. (CAD denominated)	197,219	11,775
Petróleo Brasileiro SA (Petrobras) (ADR), ordinary nominative shares	1,006,008	11,760
Neste OYJ	199,952	10,288
TotalEnergies SE	142,487	8,901
Woodside Energy Group, Ltd.	303,974	7,670
		86,279

Financials 7.67%
Kotak Mahindra Bank, Ltd.	906,574	21,852
AIA Group, Ltd.	1,753,000	17,879
HDFC Bank, Ltd. (ADR)	116,243	8,203
Aegon NV	1,609,848	7,959
Nu Holdings, Ltd., Class A1	1,120,325	4,986
		60,879

Communication services 5.79%
Sea, Ltd., Class A (ADR)[1]	393,718	22,981
Bharti Airtel, Ltd.	1,684,648	17,668
Universal Music Group NV	222,354	5,327
		45,976

Consumer staples 3.36%
Danone SA	147,043	7,684
Treasury Wine Estates, Ltd.	701,211	6,587
Seven & i Holdings Co., Ltd.	159,800	6,520
British American Tobacco PLC	144,434	5,927
		26,718

Utilities 1.94%
ENN Energy Holdings, Ltd.	1,095,100	15,406

Real estate 0.72%
ESR Group, Ltd.	2,516,400	5,746

Total common stocks (cost: $700,547,000)		749,312

Capital Group equity exchange-traded funds	11

Capital Group International Focus Equity ETF (continued)

Short-term securities 5.03%	Shares	Value (000)
Money market investments 5.03%
Capital Group Central Cash Fund 3.94%[2,3]	399,569	$39,953

Total short-term securities (cost: $39,946,000)		39,953
Total investment securities 99.38% (cost: $740,493,000)		789,265
Other assets less liabilities 0.62%		4,915

Net assets 100.00%		$794,180

Investments in affiliates3

	Value of affiliate at 6/1/2022 (000)	Additions (000)	Reductions (000)	Net realized loss (000)	Net unrealized appreciation (000)	Value of affiliate at 11/30/2022 (000)	Dividend income (000)
Short-term securities 5.03%
Money market investments 5.03%
Capital Group Central Cash Fund 3.94%[2]	$24,123	$157,263	$141,433	$(7)	$7	$39,953	$446

[1]	Security did not produce income during the last 12 months.
[2]	Rate represents the seven-day yield at November 30, 2022.
[3]	Part of the same “group of investment companies” as the fund as defined under the Investment Company Act of 1940, as amended.

Key to abbreviations

ADR = American Depositary Receipts

CAD = Canadian dollars

Refer to the notes to financial statements.

12	Capital Group equity exchange-traded funds

Capital Group Core Equity ETF	unaudited
Investment portfolio November 30, 2022

Sector diversification	Percent of net assets

Largest equity holdings	Percent of net assets
Microsoft	6.19%
Broadcom	4.35
UnitedHealth Group	3.57
Alphabet	3.35
Raytheon Technologies	2.42
Abbott Laboratories	2.24
Philip Morris International	2.15
Mastercard	1.88
AbbVie	1.85
JPMorgan Chase	1.77

Common stocks 93.80%	Shares	Value (000)
Information technology 20.76%
Microsoft Corp.	126,559	$32,290
Broadcom, Inc.	41,205	22,705
Mastercard, Inc., Class A	27,568	9,825
Apple, Inc.	43,036	6,371
Automatic Data Processing, Inc.	18,792	4,964
Visa, Inc., Class A	22,588	4,902
Accenture PLC, Class A	14,357	4,320
ASML Holding NV	6,308	3,837
Applied Materials, Inc.	29,798	3,266
Taiwan Semiconductor Manufacturing Company, Ltd.	194,000	3,099
Global Payments, Inc.	19,719	2,046
GoDaddy, Inc., Class A1	25,610	2,027
Concentrix Corp.	16,494	2,019
ServiceNow, Inc.[1]	4,797	1,997
FleetCor Technologies, Inc.[1]	9,413	1,847
QUALCOMM, Inc.	12,942	1,637
Fidelity National Information Services, Inc.	16,866	1,224
		108,376

Industrials 14.38%
Raytheon Technologies Corp.	127,975	12,634
General Electric Co.	98,820	8,495
Carrier Global Corp.	125,307	5,554
Northrop Grumman Corp.	10,258	5,470
TFI International, Inc.	47,284	5,133
General Dynamics Corp.	19,527	4,928
Waste Connections, Inc.	24,635	3,560
Old Dominion Freight Line, Inc.	11,135	3,370
BWX Technologies, Inc.	47,417	2,887
TransDigm Group, Inc.	4,116	2,587
Norfolk Southern Corp.	9,615	2,466
United Rentals, Inc.[1]	6,781	2,394
Woodward, Inc.	23,344	2,236
Equifax, Inc.	10,511	2,075
Waste Management, Inc.	12,365	2,074
Airbus SE, non-registered shares	15,375	1,775
Air Lease Corp., Class A	45,561	1,760
United Airlines Holdings, Inc.[1]	38,702	1,709
ITT, Inc.	18,306	1,547
Lockheed Martin Corp.	2,674	1,297
Safran SA	8,874	1,092
		75,043

Health care 13.52%
UnitedHealth Group, Inc.	34,037	18,644
Abbott Laboratories	108,569	11,680
AbbVie, Inc.	59,739	9,629
Humana, Inc.	8,752	4,813

Capital Group equity exchange-traded funds	13

Capital Group Core Equity ETF (continued)

Common stocks (continued)	Shares	Value (000)
Health care (continued)
Novo Nordisk A/S, Class B	37,590	$4,706
Elevance Health, Inc.	6,463	3,444
AstraZeneca PLC	24,726	3,346
Danaher Corp.	11,818	3,231
Thermo Fisher Scientific, Inc.	5,208	2,918
Bristol-Myers Squibb Company	32,367	2,598
PerkinElmer, Inc.	17,652	2,466
Pfizer, Inc.	39,948	2,003
Seagen, Inc.[1]	9,220	1,119
		70,597

Financials 9.36%
JPMorgan Chase & Co.	67,026	9,262
BlackRock, Inc.	6,435	4,607
Marsh & McLennan Companies, Inc.	25,222	4,368
Nasdaq, Inc.	63,349	4,337
Chubb, Ltd.	19,690	4,324
Arthur J. Gallagher & Co.	20,026	3,987
B3 SA-Brasil, Bolsa, Balcao	914,291	2,243
PNC Financial Services Group, Inc.	13,243	2,228
Webster Financial Corp.	36,965	2,009
State Street Corp.	24,690	1,967
Moody’s Corp.	6,359	1,897
Aon PLC, Class A	5,815	1,793
Signature Bank	12,128	1,692
Charles Schwab Corp.	20,183	1,666
American International Group, Inc.	20,696	1,306
Blue Owl Capital, Inc., Class A	105,166	1,188
		48,874

Communication services 8.13%
Alphabet, Inc., Class A1	95,449	9,639
Alphabet, Inc., Class C1	77,308	7,843
Comcast Corp., Class A	236,259	8,657
Netflix, Inc.[1]	27,703	8,464
Charter Communications, Inc., Class A1	8,038	3,145
Meta Platforms, Inc., Class A1	20,326	2,400
Electronic Arts, Inc.	17,499	2,289
		42,437

Consumer discretionary 7.99%
Amazon.com, Inc.[1]	77,657	7,497
General Motors Company	152,568	6,188
Hilton Worldwide Holdings, Inc.	23,291	3,322
Home Depot, Inc.	9,982	3,234
Dollar Tree Stores, Inc.[1]	20,781	3,123
Wyndham Hotels & Resorts, Inc.	42,281	3,100
Royal Caribbean Cruises, Ltd.[1]	50,051	3,000
Burlington Stores, Inc.[1]	12,591	2,464
Chipotle Mexican Grill, Inc.[1]	1,313	2,136
Lear Corp.	13,036	1,880
InterContinental Hotels Group PLC	31,870	1,875
Dollar General Corp.	6,035	1,543
Kering SA	2,117	1,284
Rivian Automotive, Inc., Class A1	33,018	1,058
		41,704

Energy 5.65%
Chevron Corp.	37,882	6,944
ConocoPhillips	50,908	6,288
Canadian Natural Resources, Ltd. (CAD denominated)	94,823	5,661
Baker Hughes Co., Class A	131,040	3,803

14	Capital Group equity exchange-traded funds

Capital Group Core Equity ETF (continued)

Common stocks (continued)	Shares	Value (000)
Energy (continued)
EOG Resources, Inc.	23,999	$3,406
TC Energy Corp.	42,060	1,864
Equitrans Midstream Corp.	184,091	1,544
		29,510

Consumer staples 5.06%
Philip Morris International, Inc.	112,531	11,216
British American Tobacco PLC	164,591	6,754
Keurig Dr Pepper, Inc.	83,275	3,220
General Mills, Inc.	24,158	2,061
Molson Coors Beverage Company, Class B, restricted voting shares	31,692	1,746
Anheuser-Busch InBev SA/NV	24,294	1,428
		26,425

Utilities 3.69%
PG&E Corp.[1]	389,880	6,121
Edison International	58,441	3,896
Constellation Energy Corp.	23,295	2,239
Sempra Energy	12,125	2,015
CenterPoint Energy, Inc.	61,024	1,898
AES Corp.	63,158	1,827
Enel SpA	232,599	1,267
		19,263

Materials 2.92%
Linde PLC	13,093	4,406
LyondellBasell Industries NV	31,336	2,664
Albemarle Corp.	8,092	2,249
Freeport-McMoRan, Inc.	51,957	2,068
Corteva, Inc.	22,088	1,483
Vale SA (ADR), ordinary nominative shares	82,614	1,363
ATI, Inc.[1]	33,367	1,018
		15,251

Real estate 2.34%
VICI Properties, Inc. REIT	194,930	6,667
Equinix, Inc. REIT	4,956	3,423
Crown Castle, Inc. REIT	15,054	2,129
		12,219

Total common stocks (cost: $464,175,000)		489,699

Short-term securities 6.16%
Money market investments 6.16%
Capital Group Central Cash Fund 3.94%[2,3]	321,763	32,173

Total short-term securities (cost: $32,170,000)		32,173
Total investment securities 99.96% (cost: $496,345,000)		521,872
Other assets less liabilities 0.04%		194

Net assets 100.00%		$522,066

Capital Group equity exchange-traded funds	15

Capital Group Core Equity ETF (continued)

Investments in affiliates3

	Value of affiliate at 6/1/2022 (000)	Additions (000)	Reductions (000)	Net realized loss (000)	Net unrealized appreciation (000)	Value of affiliate at 11/30/2022 (000)	Dividend income (000)
Short-term securities 6.16%
Money market investments 6.16%
Capital Group Central Cash Fund 3.94%[2]	$8,939	$39,175	$15,942	$(2)	$3	$32,173	$259

[1]	Security did not produce income during the last 12 months.
[2]	Rate represents the seven-day yield at November 30, 2022.
[3]	Part of the same “group of investment companies” as the fund as defined under the Investment Company Act of 1940, as amended.

Key to abbreviations

ADR = American Depositary Receipts

CAD = Canadian dollars

REIT = Real Estate Investment Trust

Refer to the notes to financial statements.

16	Capital Group equity exchange-traded funds

Capital Group Dividend Value ETF	unaudited
Investment portfolio November 30, 2022

Sector diversification	Percent of net assets

Largest equity holdings	Percent of net assets
Raytheon Technologies	6.02%
Microsoft	5.30
General Electric	5.21
Broadcom	4.91
Abbott Laboratories	3.26
Philip Morris International	3.03
Comcast	3.01
General Dynamics	2.98
Edison International	2.95
American International Group	2.76

Common stocks 95.42%	Shares	Value (000)
Industrials 20.16%
Raytheon Technologies Corp.	757,939	$74,824
General Electric Co.	753,168	64,750
General Dynamics Corp.	147,070	37,119
Carrier Global Corp.	616,232	27,311
Illinois Tool Works, Inc.	81,321	18,498
TFI International, Inc.	132,987	14,436
Union Pacific Corp.	63,503	13,807
		250,745

Information technology 13.95%
Microsoft Corp.	258,286	65,899
Broadcom, Inc.	110,952	61,138
Apple, Inc.	181,549	26,875
Micron Technology, Inc.	340,448	19,627
		173,539

Health care 13.40%
Abbott Laboratories	377,262	40,586
UnitedHealth Group, Inc.	48,998	26,839
Amgen, Inc.	86,772	24,852
AbbVie, Inc.	152,296	24,547
Gilead Sciences, Inc.	247,735	21,759
Danaher Corp.	52,159	14,261
Medtronic PLC	175,297	13,855
		166,699

Consumer discretionary 9.47%
McDonald’s Corp.	95,913	26,164
D.R. Horton, Inc.	300,686	25,859
General Motors Company	385,632	15,641
Starbucks Corp.	112,777	11,526
Aptiv PLC[1]	99,837	10,650
Royal Caribbean Cruises, Ltd.[1]	170,152	10,197
TopBuild Corp.[1]	65,684	10,120
Hasbro, Inc.	121,646	7,642
		117,799

Energy 9.12%
Baker Hughes Co., Class A	1,158,037	33,606
Chevron Corp.	136,967	25,107
EOG Resources, Inc.	175,982	24,977
Canadian Natural Resources, Ltd.	303,825	18,145
Halliburton Company	304,459	11,536
		113,371

Capital Group equity exchange-traded funds	17

Capital Group Dividend Value ETF (continued)

Common stocks (continued)	Shares	Value (000)
Consumer staples 8.53%
Philip Morris International, Inc.	377,594	$37,635
British American Tobacco PLC	743,659	30,516
Altria Group, Inc.	520,133	24,228
Coca-Cola Company	214,924	13,671
		106,050

Communication services 6.36%
Comcast Corp., Class A	1,020,196	37,380
Meta Platforms, Inc., Class A1	135,931	16,053
Netflix, Inc.[1]	52,478	16,034
Alphabet, Inc., Class A1	95,032	9,597
		79,064

Utilities 5.51%
Edison International	550,729	36,712
NextEra Energy, Inc.	129,018	10,928
Public Service Enterprise Group, Inc.	175,022	10,597
PG&E Corp.[1]	652,928	10,251
		68,488

Financials 4.82%
American International Group, Inc.	544,103	34,338
JPMorgan Chase & Co.	117,550	16,243
Morgan Stanley	100,339	9,339
		59,920

Materials 3.42%
Linde PLC	101,179	34,045
Freeport-McMoRan, Inc.	212,228	8,446
		42,491

Real estate 0.68%
Prologis, Inc. REIT	71,837	8,462

Total common stocks (cost: $1,108,284,000)		1,186,628

Short-term securities 4.70%
Money market investments 4.70%
Capital Group Central Cash Fund 3.94%[2,3]	584,754	58,470

Total short-term securities (cost: $58,464,000)		58,470
Total investment securities 100.12% (cost: $1,166,748,000)		1,245,098
Other assets less liabilities (0.12)%		(1,552)

Net assets 100.00%		$1,243,546

18	Capital Group equity exchange-traded funds

Capital Group Dividend Value ETF (continued)

Investments in affiliates3

	Value of affiliate at 6/1/2022 (000)	Additions (000)	Reductions (000)	Net realized loss (000)	Net unrealized appreciation (000)	Value of affiliate at 11/30/2022 (000)	Dividend income (000)
Short-term securities 4.70%
Money market investments 4.70%
Capital Group Central Cash Fund 3.94%[2]	$10,077	$71,400	$23,010	$(3)	$6	$58,470	$412

[1]	Security did not produce income during the last 12 months.
[2]	Rate represents the seven-day yield at November 30, 2022.
[3]	Part of the same “group of investment companies” as the fund as defined under the Investment Company Act of 1940, as amended.

Key to abbreviation

REIT = Real Estate Investment Trust

Refer to the notes to financial statements.

Capital Group equity exchange-traded funds	19

Financial statements

Statements of assets and liabilities	unaudited
at November 30, 2022	(dollars and shares in thousands, except per-share amounts)

	Growth ETF		Global Growth Equity ETF	International Focus Equity ETF	Core Equity ETF		Dividend Value ETF
Assets:
Investment securities, at value:
Unaffiliated issuers	$1,109,622		$892,108	$749,312	$489,699		$1,186,628
Affiliated issuers	31,220		49,399	39,953	32,173		58,470
Cash	50		59	4,294	50		50
Cash denominated in currencies other than U.S. dollars	—	*	171	124	—	*	—	*
Receivables for:
Sales of investments	—		—	23,787	7,958		11,132
Sales of fund’s shares	13,343		33,109	12,258	—		19,408
Dividends and interest	643		614	1,569	512		1,349
	1,154,878		975,460	831,297	530,392		1,277,037

Liabilities:
Payables for:
Purchases of investments	13,012		31,350	11,379	8,200		33,201
Repurchases of fund’s shares	—		—	24,671	—		—
Investment advisory services	314		310	314	126		290
Non-U.S. taxes	—		160	753	—		—
	13,326		31,820	37,117	8,326		33,491
Net assets at November 30, 2022	$1,141,552		$943,640	$794,180	$522,066		$1,243,546

Net assets consist of:
Capital paid in on shares of beneficial interest	1,140,292		904,169	767,687	504,937		1,191,592
Total distributable earnings	1,260		39,471	26,493	17,129		51,954
Net assets at November 30, 2022	$1,141,552		$943,640	$794,180	$522,066		$1,243,546

Shares of beneficial interest issued and outstanding (no stated par value) — unlimited shares authorized
Net assets	$1,141,552		$943,640	$794,180	$522,066		$1,243,546
Shares outstanding	53,044		43,324	36,284	22,224		51,224
Net asset value per share	$21.52		$21.78	$21.89	$23.49		$24.28

Investment securities, at cost:
Unaffiliated issuers	$1,083,232		$827,098	$700,547	$464,175		$1,108,284
Affiliated issuers	31,215		49,393	39,946	32,170		58,464
Cash denominated in currencies other than U.S. dollars, at cost	—	*	170	124	—	*	—	*

*	Amount less than one thousand.

Refer to the notes to financial statements.

20	Capital Group equity exchange-traded funds

Financial statements (continued)

Statements of operations	unaudited
for the six months ended November 30, 2022	(dollars in thousands)

	Growth ETF	Global Growth Equity ETF	International Focus Equity ETF	Core Equity ETF	Dividend Value ETF
Investment income:
Income (net of non-U.S. taxes*):
Dividends:
Unaffiliated issuers	$3,081	$3,069	$5,113	$2,792	$8,101
Affiliated issuers	264	457	446	259	412
	3,345	3,526	5,559	3,051	8,513
Fees and expenses:
Investment advisory services	1,277	1,141	1,167	512	1,106
Net investment income	2,068	2,385	4,392	2,539	7,407

Net realized loss and unrealized appreciation:
Net realized (loss) gain* on:
Investments in:
Unaffiliated issuers	(26,449)	(23,886)	(25,952)	(9,844)	(29,723)
Affiliated issuers	(2)	(5)	(7)	(2)	(3)
In-kind redemptions	1,082	—	3,057	1,377	—
Currency transactions	(9)	49	(119)	(4)	—
	(25,378)	(23,842)	(23,021)	(8,473)	(29,726)

Net unrealized appreciation* on:
Investments in:
Unaffiliated issuers	39,951	69,369	48,329	27,007	81,534
Affiliated issuers	5	6	7	3	6
Currency translations	— †	2	10	— †	— †
	39,956	69,377	48,346	27,010	81,540
Net realized loss and unrealized appreciation	14,578	45,535	25,325	18,537	51,814
Net increase in net assets resulting from operations	$16,646	$47,920	$29,717	$21,076	$59,221

*	Additional information related to non-U.S. taxes is included in the notes to financial statements.
†	Amount less than one thousand.

Refer to the notes to financial statements.

Capital Group equity exchange-traded funds	21

Financial statements (continued)

Statements of changes in net assets	(dollars in thousands)

	Growth ETF		Global Growth Equity ETF		International Focus Equity ETF
	Six months ended November 30, 2022*	Period ended May 31, 2022†	Six months ended November 30, 2022*	Period ended May 31, 2022†	Six months ended November 30, 2022*	Period ended May 31, 2022†
Operations:
Net investment income	$2,068	$187	$2,385	$403	$4,392	$963
Net realized (loss) gain	(25,378)	(1,442)	(23,842)	(3,699)	(23,021)	(2,915)
Net unrealized appreciation (depreciation)	39,956	(13,561)	69,377	(4,522)	48,346	(319)
Total increase (decrease) in net assets resulting from operations	16,646	(14,816)	47,920	(7,818)	29,717	(2,271)

Distributions paid to shareholders	(423)	—	(631)	—	(953)	—

Net capital share transactions	840,060	300,085	676,108	228,061	577,320	190,367

Total increase in net assets	856,283	285,269	723,397	220,243	606,084	188,096

Net assets:
Beginning of period	285,269	—	220,243	—	188,096	—
End of period	$1,141,552	$285,269	$943,640	$220,243	$794,180	$188,096

	Core Equity ETF		Dividend Value ETF
	Six months ended November 30, 2022*	Period ended May 31, 2022†	Six months ended November 30, 2022*	Period ended May 31, 2022†
Operations:
Net investment income	$2,539	$280	$7,407	$536
Net realized (loss) gain	(8,473)	(1,007)	(29,726)	83
Net unrealized appreciation (depreciation)	27,010	(1,483)	81,540	(3,190)
Total increase (decrease) in net assets resulting from operations	21,076	(2,210)	59,221	(2,571)

Distributions paid to shareholders	(1,657)	(80)	(4,329)	(105)

Net capital share transactions	338,396	166,541	887,780	303,550

Total increase in net assets	357,815	164,251	942,672	300,874

Net assets:
Beginning of period	164,251	—	300,874	—
End of period	$522,066	$164,251	$1,243,546	$300,874

*	Unaudited.
†	For the period February 22, 2022, commencement of operations, to May 31, 2022.

Refer to the notes to financial statements.

22	Capital Group equity exchange-traded funds

Notes to financial statements	unaudited

1. Organization

Capital Group Growth ETF (“Growth ETF”), Capital Group Global Growth Equity ETF (“Global Growth Equity ETF”), Capital Group International Focus Equity ETF (“International Focus Equity ETF”), Capital Group Core Equity ETF (“Core Equity ETF”), and Capital Group Dividend Value ETF (“Dividend Value ETF”) (each a “fund”, or collectively the “funds”) each operate as an exchange-traded fund and are registered under the Investment Company Act of 1940, as amended, as open-end, non-diversified management investment companies.

The funds’ investment objectives are as follows:

Growth ETF – To provide growth of capital.

Global Growth Equity ETF – To provide long-term growth of capital.

International Focus Equity ETF – To provide long-term growth of capital.

Core Equity ETF – To achieve long-term growth of capital and income.

Dividend Value ETF – To produce income exceeding the average yield on U.S. stocks generally and provide an opportunity for growth of principal consistent with sound common stock investing.

2. Significant accounting policies

Each fund is an investment company that applies the accounting and reporting guidance issued in Topic 946 by the U.S. Financial Accounting Standards Board. Each fund’s financial statements have been prepared to comply with U.S. generally accepted accounting principles (“U.S. GAAP”). These principles require the funds’ investment adviser to make estimates and assumptions that affect reported amounts and disclosures. Actual results could differ from those estimates. Subsequent events, if any, have been evaluated through the date of issuance in the preparation of the financial statements. The funds follow the significant accounting policies described in this section, as well as the valuation policies described in the next section on valuation.

Security transactions and related investment income — Security transactions are recorded by the funds as of the date the trades are executed with brokers. Realized gains and losses from security transactions are determined based on the specific identified cost of the securities. In the event a security is purchased with a delayed payment date, the funds will segregate liquid assets sufficient to meet their payment obligations. Dividend income is recognized on the ex-dividend date and interest income is recognized on an accrual basis. Market discounts, premiums and original issue discounts on fixed-income securities are amortized daily over the expected life of the security.

Distributions paid to shareholders — Income dividends and capital gain distributions are recorded on each fund’s ex-dividend date.

Currency translation — Assets and liabilities, including investment securities, denominated in currencies other than U.S. dollars are translated into U.S. dollars at the exchange rates supplied by one or more pricing vendors on the valuation date. Purchases and sales of investment securities and income and expenses are translated into U.S. dollars at the exchange rates on the dates of such transactions. The effects of changes in exchange rates on investment securities are included with the net realized gain or loss and net unrealized appreciation or depreciation on investments in each fund’s statement of operations. The realized gain or loss and unrealized appreciation or depreciation resulting from all other transactions denominated in currencies other than U.S. dollars are disclosed separately.

3. Valuation

Capital Research and Management Company (“CRMC”), the funds’ investment adviser, values each fund’s investments at fair value as defined by accounting principles generally accepted in the United States of America. The net asset value per share of each fund is calculated once daily as of the close of regular trading on the New York Stock Exchange, normally 4 p.m. New York time, each day the New York Stock Exchange is open. Security transactions are recorded by each fund as of the date the trades are executed with brokers. Assets and liabilities, including investment securities, denominated in currencies other than U.S. dollars are translated into U.S. dollars at the exchange rates supplied by one or more pricing vendors on the valuation date.

Capital Group equity exchange-traded funds	23

Methods and inputs — The funds’ investment adviser uses the following methods and inputs to establish the fair value of each fund’s assets and liabilities. Use of particular methods and inputs may vary over time based on availability and relevance as market and economic conditions evolve.

Equity securities, including depositary receipts, are generally valued at the official closing price of, or the last reported sale price on, the exchange or market on which such securities are traded, as of the close of business on the day the securities are being valued or, lacking any sales, at the last available bid price. Prices for each security are taken from the principal exchange or market on which the security trades.

Fixed-income securities, including short-term securities, are generally valued at evaluated prices obtained from third-party pricing vendors. Vendors value such securities based on one or more of the inputs described in the following table. The table provides examples of inputs that are commonly relevant for valuing particular classes of fixed-income securities in which the funds are authorized to invest. However, these classifications are not exclusive, and any of the inputs may be used to value any other class of fixed-income security.

Fixed-income class	Examples of standard inputs
All	Benchmark yields, transactions, bids, offers, quotations from dealers and trading systems, new issues, spreads and other relationships observed in the markets among comparable securities; and proprietary pricing models such as yield measures calculated using factors such as cash flows, financial or collateral performance and other reference data (collectively referred to as “standard inputs”)
Corporate bonds, notes & loans; convertible securities	Standard inputs and underlying equity of the issuer
Bonds & notes of governments & government agencies	Standard inputs and interest rate volatilities
Mortgage-backed; asset-backed obligations	Standard inputs and cash flows, prepayment information, default rates, delinquency and loss assumptions, collateral characteristics, credit enhancements and specific deal information

Securities with both fixed-income and equity characteristics, or equity securities traded principally among fixed-income dealers, are generally valued in the manner described for either equity or fixed-income securities, depending on which method is deemed most appropriate by the funds’ investment adviser. The Capital Group Central Cash Fund (“CCF”), a fund within the Capital Group Central Fund Series (“Central Funds”), is valued based upon a floating net asset value, which fluctuates with changes in the value of CCF’s portfolio securities. The underlying securities are valued based on the policies and procedures in CCF’s statement of additional information.

Securities and other assets for which representative market quotations are not readily available or are considered unreliable by the funds’ investment adviser are fair valued as determined in good faith under fair value guidelines adopted by the funds’ investment adviser and approved by each fund’s board of trustees as further described. The investment adviser follows fair valuation guidelines, consistent with U.S. Securities and Exchange Commission rules and guidance, to consider relevant principles and factors when making fair value determinations. The investment adviser considers relevant indications of value that are reasonably and timely available to it in determining the fair value to be assigned to a particular security, such as the type and cost of the security, contractual or legal restrictions on resale of the security, relevant financial or business developments of the issuer, actively traded similar or related securities, dealer or broker quotes, conversion or exchange rights on the security, related corporate actions, significant events occurring after the close of trading in the security, and changes in overall market conditions. In addition, the closing prices of equity securities that trade in markets outside U.S. time zones may be adjusted to reflect significant events that occur after the close of local trading but before the net asset value of each fund is determined. Fair valuations of investments that are not actively trading involve judgment and may differ materially from valuations that would have been used had greater market activity occurred.

Processes and structure — Each fund’s board of trustees has designated the funds’ investment adviser to make fair value determinations, subject to board oversight. The investment adviser has established a Joint Fair Valuation Committee (the “Fair Valuation Committee”) to administer, implement and oversee the fair valuation process, and to make fair value decisions. The Fair Valuation Committee regularly reviews its own fair value decisions, as well as decisions made under its standing instructions to the investment adviser’s valuation team. The Fair Valuation Committee reviews changes in fair value measurements from period to period and may, as deemed appropriate, update the fair valuation guidelines to better reflect the results of back testing and address new or evolving issues. The Fair Valuation Committee reports any changes to the fair valuation guidelines to the board of trustees. Each fund’s board and audit committee also regularly review reports that describe fair value determinations and methods.

24	Capital Group equity exchange-traded funds

The funds’ investment adviser has also established a Fixed-Income Pricing Review Group to administer and oversee the fixed-income valuation process, including the use of fixed-income pricing vendors. This group regularly reviews pricing vendor information and market data. Pricing decisions, processes and controls over security valuation are also subject to additional internal reviews facilitated by the investment adviser’s global risk management group.

Classifications — The funds’ investment adviser classifies each fund’s assets and liabilities into three levels based on the inputs used to value the assets or liabilities. Level 1 values are based on quoted prices in active markets for identical securities. Level 2 values are based on significant observable market inputs, such as quoted prices for similar securities and quoted prices in inactive markets. Certain securities trading outside the U.S. may transfer between Level 1 and Level 2 due to valuation adjustments resulting from significant market movements following the close of local trading. Level 3 values are based on significant unobservable inputs that reflect the investment adviser’s determination of assumptions that market participants might reasonably use in valuing the securities. The valuation levels are not necessarily an indication of the risk or liquidity associated with the underlying investment. For example, U.S. government securities are reflected as Level 2 because the inputs used to determine fair value may not always be quoted prices in an active market. The following tables present the funds’ valuation levels as of November 30, 2022 (dollars in thousands):

Growth ETF

	Investment securities
	Level 1	Level 2	Level 3	Total
Assets:
Common stocks:
Information technology	$208,720	$19,129	$—	$227,849
Consumer discretionary	205,855	20,586	—	226,441
Health care	191,428	3,933	—	195,361
Communication services	146,770	—	—	146,770
Industrials	123,366	10,506	—	133,872
Energy	67,345	—	—	67,345
Financials	59,986	—	—	59,986
Materials	28,816	—	—	28,816
Consumer staples	16,803	—	—	16,803
Utilities	6,379	—	—	6,379
Short-term securities	31,220	—	—	31,220
Total	$1,086,688	$54,154	$—	$1,140,842

Global Growth Equity ETF

	Investment securities
	Level 1	Level 2	Level 3		Total
Assets:
Common stocks:
Information technology	$144,730	$82,346	$—		$227,076
Health care	153,036	51,846	—		204,882
Consumer discretionary	73,159	65,234	—		138,393
Consumer staples	37,063	38,125	—		75,188
Financials	20,965	54,152	—		75,117
Industrials	24,417	30,690	—		55,107
Energy	23,596	14,190	—	*	37,786
Materials	31,431	—	—		31,431
Communication services	24,437	—	—		24,437
Preferred securities	—	22,691	—		22,691
Short-term securities	49,399	—	—		49,399
Total	$582,233	$359,274	$—	*	$941,507

*	Amount less than one thousand.

Capital Group equity exchange-traded funds	25

International Focus Equity ETF

	Investment securities
	Level 1	Level 2	Level 3	Total
Assets:
Common stocks:
Industrials	$—	$130,034	$—	$130,034
Information technology	30,730	80,263	—	110,993
Health care	—	90,761	—	90,761
Consumer discretionary	15,468	73,754	—	89,222
Materials	50,568	36,730	—	87,298
Energy	23,535	62,744	—	86,279
Financials	13,189	47,690	—	60,879
Communication services	22,981	22,995	—	45,976
Consumer staples	—	26,718	—	26,718
Utilities	—	15,406	—	15,406
Real estate	—	5,746	—	5,746
Short-term securities	39,953	—	—	39,953
Total	$196,424	$592,841	$—	$789,265

Core Equity ETF

	Investment securities
	Level 1	Level 2	Level 3	Total
Assets:
Common stocks:
Information technology	$101,440	$6,936	$—	$108,376
Industrials	72,176	2,867	—	75,043
Health care	62,545	8,052	—	70,597
Financials	48,874	—	—	48,874
Communication services	42,437	—	—	42,437
Consumer discretionary	38,545	3,159	—	41,704
Energy	29,510	—	—	29,510
Consumer staples	18,243	8,182	—	26,425
Utilities	17,996	1,267	—	19,263
Materials	15,251	—	—	15,251
Real estate	12,219	—	—	12,219
Short-term securities	32,173	—	—	32,173
Total	$491,409	$30,463	$—	$521,872

Dividend Value ETF

	Investment securities
	Level 1	Level 2	Level 3	Total
Assets:
Common stocks:
Industrials	$250,745	$—	$—	$250,745
Information technology	173,539	—	—	173,539
Health care	166,699	—	—	166,699
Consumer discretionary	117,799	—	—	117,799
Energy	113,371	—	—	113,371
Consumer staples	75,534	30,516	—	106,050
Communication services	79,064	—	—	79,064
Utilities	68,488	—	—	68,488
Financials	59,920	—	—	59,920
Materials	42,491	—	—	42,491
Real estate	8,462	—	—	8,462
Short-term securities	58,470	—	—	58,470
Total	$1,214,582	$30,516	$—	$1,245,098

26	Capital Group equity exchange-traded funds

4. Risk factors

Investing in each fund may involve certain risks including, but not limited to, those described below.

Market conditions — The prices of, and the income generated by, the common stocks and other securities held by a fund may decline due to various factors, including events or conditions affecting the general economy or particular industries; overall market changes; local, regional or global political, social or economic instability; governmental, governmental agency or central bank responses to economic conditions; and currency exchange rate, interest rate and commodity price fluctuations.

Economies and financial markets throughout the world are highly interconnected. Events (including public health emergencies, such as the spread of infectious disease) and other circumstances in one country or region could have impacts on global economies or markets. As a result, whether or not a fund invests in securities of issuers located in or with significant exposure to the countries affected, the value and liquidity of the fund’s investments may be negatively affected by developments in other countries and regions.

Issuer risks — The prices of, and the income generated by, securities held by a fund may decline in response to various factors directly related to the issuers of such securities, including reduced demand for an issuer’s goods or services, poor management performance, major litigation, investigations or other controversies related to the issuer, changes in government regulations affecting the issuer or its competitive environment and strategic initiatives and the market response to any such initiatives.

Investing in growth-oriented stocks — Growth-oriented common stocks may involve larger price swings and greater potential for loss than other types of investments.

Investing in income-oriented stocks — The value of a fund’s securities and income provided by the fund may be reduced by changes in the dividend policies of, and the capital resources available for dividend payments at, the companies in which the fund invests.

Investing outside the U.S. — Securities of issuers domiciled outside the United States, or with significant operations or revenues outside the United States, may lose value because of adverse political, social, economic or market developments in the countries or regions in which the issuers operate or generate revenue. These securities may also lose value due to changes in foreign currency exchange rates against the U.S. dollar and/or currencies of other countries. Issuers of these securities may be more susceptible to actions of foreign governments, which could adversely impact the value of these securities. Securities markets in certain countries may be more volatile and/or less liquid than those in the United States. Investments outside the United States may also be subject to different accounting and auditing practices and standards and different regulatory, legal and reporting requirements, and may be more difficult to value, than those in the United States. In addition, the value of investments outside the United States may be reduced by foreign taxes. Further, there may be increased risks of delayed settlement of securities purchased or sold by the fund.

Investing in emerging markets — Investing in emerging markets may involve risks in addition to and greater than those generally associated with investing in the securities markets of developed countries. For instance, emerging market countries tend to have less developed political, economic and legal systems and accounting and auditing practices and standards than those in developed countries. Accordingly, the governments of these countries may be less stable and more likely to intervene in the market economy in a manner that could adversely affect the prices of securities. Information regarding issuers in emerging markets may be limited, incomplete or inaccurate, and there may be fewer rights and remedies available to the fund and its shareholders. In addition, the economies of these countries may be dependent on relatively few industries, may have limited access to capital and may be more susceptible to changes in local and global trade conditions and downturns in the world economy. Securities markets in these countries can also be relatively small and have substantially lower trading volumes. As a result, securities issued in these countries may be more volatile and less liquid, and may be more difficult to value, than securities issued in countries with more developed economies and/or markets. Less certainty with respect to security valuations may lead to additional challenges and risks in calculating the fund’s net asset value. Additionally, emerging markets are more likely to experience problems with the clearing and settling of trades and the holding of securities by banks, agents and depositories that are less established than those in developed countries.

Market trading — Each fund’s shares are listed for trading on an exchange and are bought and sold on the secondary market at market prices. The market prices of each fund’s shares are expected to fluctuate, in some cases materially, in response to changes in the fund’s net asset value (“NAV”), the intraday value of each fund’s holdings, and supply and demand for each fund’s shares. The existence of significant market volatility, disruptions to creations and redemptions, or potential lack of an active trading market for fund shares (including through a trading halt), among other factors, may result in the shares of each fund trading significantly above (at a premium) or below (at a discount) to NAV. If you buy fund shares when their market price is at a premium or sell the fund shares when their market price is at a discount, you may pay more than, or receive less than, NAV, respectively.

Capital Group equity exchange-traded funds	27

Foreign securities held by the funds may be traded in markets that close at a different time than the exchange on which the fund’s shares are listed. Liquidity in those securities may be reduced after the applicable closing times. Accordingly, during the time when the fund’s exchange is open but after the applicable market closing, fixing or settlement times, bid-ask spreads on the fund’s exchange and the corresponding premium or discount to the fund’s NAV may widen.

Authorized participant concentration — Only authorized participants may engage in creation or redemption transactions directly with each of the funds, and none of them is obligated to do so. Each fund has a limited number of institutions that may act as authorized participants. If authorized participants exit the business or are unable to or elect not to engage in creation or redemption transactions, and no other authorized participant engages in such function, fund shares may trade at a premium or discount to NAV and/or at wider intraday bid-ask spreads and possibly face trading halts or delisting.

Nondiversification — As nondiversified funds, each fund has the ability to invest a larger percentage of its assets in the securities of a smaller number of issuers than a diversified fund. As a result, poor performance by a single issuer could adversely affect fund performance more than if each fund were invested in a larger number of issuers. Each fund’s share price can be expected to fluctuate more than might be the case if each fund were more broadly diversified.

Management — The investment adviser to the funds actively manages the funds’ investments. Consequently, the funds are subject to the risk that the methods and analyses, including models, tools and data, employed by the investment adviser in this process may be flawed or incorrect and may not produce the desired results. This could cause the fund to lose value or its investment results to lag relevant benchmarks or other funds with similar objectives.

5. Taxation and distributions

Federal income taxation — Each fund complies with the requirements under Subchapter M of the Internal Revenue Code applicable to regulated investment companies and intends to distribute substantially all of its net taxable income and net capital gains each year. The funds are not subject to income taxes to the extent such distributions are made. Therefore, no federal income tax provision is required.

As of and during the period ended November 30, 2022, none of the funds had a liability for any unrecognized tax benefits. Each fund recognizes interest and penalties, if any, related to unrecognized tax benefits as income tax expense in their respective statements of operations. During the period, none of the funds incurred any significant interest or penalties.

Each fund’s tax returns are generally not subject to examination by federal, state and, if applicable, non-U.S. tax authorities after the expiration of each jurisdiction’s statute of limitations, which is typically three years after the date of filing but can be extended in certain jurisdictions.

Non-U.S. taxation — Dividend and interest income, if any, are recorded net of non-U.S. taxes paid. The funds may file withholding tax reclaims in certain jurisdictions to recover a portion of amounts previously withheld. These reclaims are recorded when the amount is known and there are no significant uncertainties on collectability. Gains realized by the funds on the sale of securities in certain countries, if any, may be subject to non-U.S. taxes. If applicable, the funds record an estimated deferred tax liability based on unrealized gains to provide for potential non-U.S. taxes payable upon the sale of these securities.

Distributions — Distributions determined on a tax basis may differ from net investment income and net realized gains for financial reporting purposes. These differences are due primarily to different treatment for items such as currency gains and losses; short-term capital gains and losses; capital losses related to sales of certain securities within 30 days of purchase; cost of investments sold; net capital losses and income on certain investments. The fiscal year in which amounts are distributed may differ from the year in which the net investment income and net realized gains are recorded by the funds for financial reporting purposes.

28	Capital Group equity exchange-traded funds

Additional tax basis disclosures for each fund are as follows (dollars in thousands):

	Growth ETF	Global Growth Equity ETF	International Focus Equity ETF	Core Equity ETF	Dividend Value ETF
As of May 31, 2022
Undistributed ordinary income	$185	$391	$945	$199	$430
Capital loss carryforward*	(1,059)	(3,092)	(1,836)	(841)	(173)
As of November 30, 2022
Gross unrealized appreciation on investments	76,902	72,684	54,936	31,658	86,275
Gross unrealized depreciation on investments	(54,432)	(12,783)	(11,569)	(6,931)	(9,486)
Net unrealized appreciation on investments	22,470	59,901	43,367	24,727	76,789
Cost of investments	1,118,372	881,606	745,898	497,145	1,168,309

*	Each fund’s capital loss carryforward will be used to offset any capital gains realized by the fund in the current year or in subsequent years. Funds with a capital loss carryforward will not make distributions from capital gains while a capital loss carryforward remains.

Distributions paid by each fund were characterized for tax purposes as follows (dollars in thousands):

	Six months ended November 30, 2022			Period ended May 31, 2022*
Fund	Ordinary income	Long-term capital gains	Total distributions paid	Ordinary income	Long-term capital gains	Total distributions paid
Growth ETF	$423	$—	$423	$—	$—	$—
Global Growth Equity ETF	631	—	631	—	—	—
International Focus Equity ETF	953	—	953	—	—	—
Core Equity ETF	1,657	—	1,657	80	—	80
Dividend Value ETF	4,329	—	4,329	105	—	105

*	For the period February 22, 2022, commencement of operations, to May 31, 2022.

6. Fees and transactions

CRMC, the funds’ investment adviser, is the parent company of American Funds Distributors, Inc.® (“AFD”), the principal underwriter of the fund’s’ shares. CRMC and AFD are considered related parties to the funds.

Investment advisory services — Each fund has an investment advisory and service agreement with CRMC that provides for monthly fees, accrued daily. These fees are based on an annual rate of daily net assets as follows:

Fund	Annual rate
Growth ETF	0.39%
Global Growth Equity ETF	0.47
International Focus Equity ETF	0.54
Core Equity ETF	0.33
Dividend Value ETF	0.33

Under the terms of the agreements, in addition to providing investment advisory services, the investment adviser and its affiliates provide certain administrative services to help assist third parties providing non-distribution services to the funds’ shareholders. These services include providing in-depth information on each fund and market developments that impact each fund’s investments. The agreement provides that the investment adviser will pay all ordinary operating expenses of each fund other than management fees, interest expenses, taxes, acquired fund fees and expenses, costs of holding shareholder meetings, legal fees and expenses relating to arbitration or litigation, payments under each fund’s plan of distribution (if any) and other non-routine or extraordinary expenses. Additionally, each fund will be responsible for its non-operating expenses, including brokerage commissions and fees and expenses associated with the fund’s securities lending program, if applicable.

Capital Group equity exchange-traded funds	29

Transfer agency and administration services — Each fund has entered into a transfer agency and service agreement and an administration agreement with State Street Bank and Trust Company (“State Street”). Under the terms of the transfer agency agreement, State Street (or an agent, including an affiliate) acts as transfer agent and dividend disbursing agent for each fund. Under the terms of the administration agreement, State Street provides necessary administrative, legal, tax and accounting, regulatory and financial reporting services for the maintenance and operations of each fund. The investment adviser bears the costs of services under these agreements.

Affiliated officers and trustees — Officers and certain trustees of each fund are or may be considered to be affiliated with CRMC and AFD. No affiliated officers or trustees received any compensation directly from any of the funds.

Investment in CCF — Each fund holds shares of CCF, an institutional prime money market fund managed by CRMC. CCF invests in high-quality, short-term money market instruments. CCF is used as the primary investment vehicle for each fund’s short-term investments. CCF shares are only available for purchase by CRMC, its affiliates, and other funds managed by CRMC. CCF shares are not available to the public. CRMC does not receive an investment advisory services fee from CCF.

Security transactions with related funds — Each fund may purchase from, or sell securities to, other CRMC-managed funds (or funds managed by certain affiliates of CRMC) under procedures adopted by each fund’s board of trustees. The funds involved in such transactions are considered related by virtue of having a common investment adviser (or affiliated investment advisers), common trustees and/or common officers. When such transactions occur, each transaction is executed at the current market price of the security and no brokerage commissions or fees are paid in accordance with Rule 17a-7 of the 1940 Act. None of the funds engaged in any such purchase or sale transactions with any related funds during the period ended November 30, 2022.

Interfund lending — Pursuant to an exemptive order issued by the SEC, the funds, along with other CRMC-managed funds (or funds managed by certain affiliates of CRMC), may participate in an interfund lending program. The program provides an alternate credit facility that permits the funds to lend or borrow cash for temporary purposes directly to or from one another, subject to the conditions of the exemptive order. None of the funds lent or borrowed cash through the interfund lending program at any time during the period ended November 30, 2022.

7. Indemnifications

Each fund’s organizational documents provide board members and officers with indemnification against certain liabilities or expenses in connection with the performance of their duties to the fund. In the normal course of business, each fund may also enter into contracts that provide general indemnifications. Each fund’s maximum exposure under these arrangements is unknown since it is dependent on future claims that may be made against each fund. The risk of material loss from such claims is considered remote. Insurance policies are also available to each fund’s board members and officers.

8. Capital share transactions

The funds issue and redeem shares at NAV only with certain authorized participants in large increments known as creation units. Purchases of creation units are made by tendering a basket of designated securities and cash to a fund, and redemption proceeds are paid with a basket of securities from a fund’s portfolio with a balancing cash component to equate the market value of the basket of securities delivered or redeemed to the NAV per creation unit on the transaction date. The funds may issue creation units to authorized participants in advance of the delivery and settlement of all or a portion of the designated securities. When this occurs, the authorized participant provides cash collateral in an amount equal to 105% of the daily marked to market value of the securities that have not yet been delivered to the fund. Cash may be substituted equivalent to the value of certain securities generally when they are not available in sufficient quantity for delivery. Realized gains or losses resulting from redemptions of shares in-kind are reflected separately in the fund’s statement of operations.

Each fund’s shares are available in smaller increments to investors in the secondary market at market prices and may be subject to commissions. Authorized participants pay a transaction fee to the shareholder servicing agent when purchasing and redeeming creation units of a fund. The transaction fee is used to defray the costs associated with the issuance and redemption of creation units. In addition, for cash creation unit transactions, a variable fee for creation transactions and redemption transactions may be charged to the authorized participant to cover certain brokerage, tax, foreign exchange, execution, market impact and other costs and expenses related to the execution of trades. Variable fees, if any, are included in capital share transactions in each fund’s statement of changes in net assets.

30	Capital Group equity exchange-traded funds

Capital share transactions in each fund were as follows (dollars and shares in thousands):

Growth ETF

Sales		Reinvestments of distributions		Repurchases		Net increase
Amount	Shares	Amount	Shares	Amount	Shares	Amount	Shares
Six months ended November 30, 2022

$845,528	40,500	$—	—	$(5,468)	(260)	$840,060	40,240
For the period February 22, 2022*, through May 31, 2022
$301,946	12,884	$—	—	$(1,861)	(80)	$300,085	12,804

Global Growth Equity ETF

Sales		Reinvestments of distributions		Repurchases		Net increase
Amount	Shares	Amount	Shares	Amount	Shares	Amount	Shares
Six months ended November 30, 2022

$676,108	33,160	$—	—	$—	—	$676,108	33,160
For the period February 22, 2022*, through May 31, 2022
$228,061	10,164	$—	—	$—	—	$228,061	10,164

International Focus Equity ETF

Sales		Reinvestments of distributions		Repurchases		Net increase
Amount	Shares	Amount	Shares	Amount	Shares	Amount	Shares
Six months ended November 30, 2022

$606,106	29,400	$—	—	$(28,786)	(1,360)	$577,320	28,040
For the period February 22, 2022*, through May 31, 2022
$190,367	8,244	$—	—	$—	—	$190,367	8,244

Core Equity ETF

Sales		Reinvestments of distributions		Repurchases		Net increase
Amount	Shares	Amount	Shares	Amount	Shares	Amount	Shares
Six months ended November 30, 2022

$350,633	15,840	$—	—	$(12,237)	(540)	$338,396	15,300
For the period February 22, 2022*, through May 31, 2022
$166,541	6,924	$—	—	$—	—	$166,541	6,924

Dividend Value ETF

Sales		Reinvestments of distributions		Repurchases		Net increase
Amount	Shares	Amount	Shares	Amount	Shares	Amount	Shares
Six months ended November 30, 2022

$887,780	38,980	$—	—	$—	—	$887,780	38,980
For the period February 22, 2022*, through May 31, 2022
$311,566	12,584	$—	—	$(8,016)	(340)	$303,550	12,244

*	Commencement of operations.

Capital Group equity exchange-traded funds	31

9. Investment transactions

The following table presents purchases and sales of investments, excluding in-kind transactions, short-term securities and U.S. government obligations, if any, during the six months ended November 30, 2022 (dollars in thousands):

Fund	Purchases	Sales
Growth ETF	$143,517	$128,905
Global Growth Equity ETF	176,197	102,769
International Focus Equity ETF	364,163	162,217
Core Equity ETF	55,927	46,398
Dividend Value ETF	173,064	153,402

The following table presents the value of securities received and delivered in-kind from the authorized participants to support creation and redemption transactions, if any, during the six months ended November 30, 2022 (dollars in thousands):

Fund	In-kind creations	In-kind redemptions
Growth ETF	$808,405	$5,275
Global Growth Equity ETF	572,199	—
International Focus Equity ETF	383,726	27,827
Core Equity ETF	317,809	11,166
Dividend Value ETF	824,896	—

32	Capital Group equity exchange-traded funds

Financial highlights

		(Loss) income from investment operations[1]			Dividends and distributions
Six months ended	Net asset value, beginning of period	Net investment income	Net (losses) gain on securities (both realized and unrealized)	Total from investment operations	Dividends (from net investment income)	Distributions (from capital gains)	Total dividends and distributions	Net asset value, end of period	Total return[2]	Net assets, end of period (in millions)	Ratio of expenses to average net assets[3]		Ratio of net income to average net assets
Growth ETF
11/30/2022[4,5]	$22.28	$.07	$(.81)	$(.74)	$(.02)	$—	$(.02)	$21.52	(3.32)%	$1,142	.39%[6]		.63%[6]
5/31/2022[4,7]	24.40	.03	(2.15)	(2.12)	—	—	—	22.28	(8.69)	285	.10	[2]	.13	[2]
Global Growth Equity ETF
11/30/2022[4,5]	$21.67	$.10	$.05	$.15	$(.04)	$—	$(.04)	$21.78	.72%	$944	.47%[6]		.98%[6]
5/31/2022[4,7]	24.47	.08	(2.88)	(2.80)	—	—	—	21.67	(11.44)	220	.13	[2]	.38	[2]
International Focus Equity ETF
11/30/2022[4,5]	$22.82	$.21	$(1.06)	$(.85)	$(.08)	$—	$(.08)	$21.89	(3.72)%	$794	.54%[6]		2.03%[6]
5/31/2022[4,7]	24.51	.24	(1.93)	(1.69)	—	—	—	22.82	(6.90)	188	.14	[2]	1.07	[2]
Core Equity ETF
11/30/2022[4,5]	$23.72	$.18	$(.28)	$(.10)	$(.13)	$—	$(.13)	$23.49	(.37)%	$522	.33%[6]		1.64%[6]
5/31/2022[4,7]	24.63	.08	(.96)	(.88)	(.03)	—	(.03)	23.72	(3.59)	164	.09	[2]	.34	[2]
Dividend Value ETF
11/30/2022[4,5]	$24.57	$.25	$(.39)	$(.14)	$(.15)	$—	$(.15)	$24.28	(.48)%	$1,244	.33%[6]		2.21%[6]
5/31/2022[4,7]	24.71	.10	(.21)	(.11)	(.03)	—	(.03)	24.57	(.46)	301	.09	[2]	.41	[2]

Portfolio turnover rate[8]	Six months ended November 30, 2022[2,4,5]	Period ended May 31, 2022[2,4,7]
Growth ETF	20%	9%
Global Growth Equity ETF	22	17
International Focus Equity ETF	40	21
Core Equity ETF	16	8
Dividend Value ETF	23	3

[1]	Based on average shares outstanding.
[2]	Not annualized.
[3]	Ratios do not include expenses of any Central Funds. The fund indirectly bears its proportionate share of the expenses of any Central Funds.
[4]	Based on operations for a period that is less than a full year.
[5]	Unaudited.
[6]	Annualized.
[7]	For the period February 22, 2022, commencement of operations, through May 31, 2022.
[8]	Rates do not include each fund’s portfolio activity with respect to any Central Funds.

Refer to the notes to financial statements.

Capital Group equity exchange-traded funds	33

Expense example	unaudited

As a fund shareholder, you incur two types of costs: (1) transaction costs, such as initial sales charges on purchase payments and contingent deferred sales charges on redemptions (loads), and (2) ongoing costs, including management fees and other expenses. This example is intended to help you understand your ongoing costs (in dollars) of investing in the fund so you can compare these costs with the ongoing costs of investing in other mutual funds. The example is based on an investment of $1,000 invested at the beginning of the period and held for the entire six-month period (June 1, 2022, through November 30, 2022).

Actual expenses:

The first line of each fund in the tables below provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading titled “Expenses paid during period” to estimate the expenses you paid on your account during this period.

Hypothetical example for comparison purposes:

The second line of each fund in the tables below provides information about hypothetical account values and hypothetical expenses based on the actual expense ratio for the share class and an assumed rate of return of 5.00% per year before expenses, which is not the actual return of the share class. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the fund and other funds. To do so, compare this 5.00% hypothetical example with the 5.00% hypothetical examples that appear in the shareholder reports of the other funds.

Notes:

Note that the expenses shown in the tables are meant to highlight your ongoing costs only and do not reflect any transactional costs. Therefore, the second line of each share class in the tables is useful in comparing ongoing costs only and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

	Beginning account value 6/1/2022	Ending account value 11/30/2022	Expenses paid during period*	Annualized expense ratio
Growth ETF
Actual return	$1,000.00	$966.80	$1.92	.39%
Assumed 5% return	1,000.00	1,023.11	1.98	.39
Global Growth Equity ETF
Actual return	$1,000.00	$1,007.20	$2.36	.47%
Assumed 5% return	1,000.00	1,022.71	2.38	.47
International Focus Equity ETF
Actual return	$1,000.00	$962.80	$2.66	.54%
Assumed 5% return	1,000.00	1,022.36	2.74	.54
Core Equity ETF
Actual return	$1,000.00	$996.30	$1.65	.33%
Assumed 5% return	1,000.00	1,023.41	1.67	.33
Dividend Value ETF
Actual return	$1,000.00	$995.20	$1.65	.33%
Assumed 5% return	1,000.00	1,023.41	1.67	.33

*	The “expenses paid during period” are equal to the “annualized expense ratio,” multiplied by the average account value over the period, multiplied by the number of days in the period, and divided by 365 (to reflect the one-half year period).

34	Capital Group equity exchange-traded funds

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Capital Group equity exchange-traded funds	35

Office of the fund

6455 Irvine Center Drive

Irvine, CA 92618-4518

Investment adviser

Capital Research and Management Company

333 South Hope Street

Los Angeles, CA 90071-1406

Transfer agent for shareholder accounts

State Street Bank and Trust Company

One Lincoln Street

Boston, MA 02111-2900

Custodian of assets

State Street Bank and Trust Company

One Lincoln Street

Boston, MA 02111-2900

Counsel

Dechert LLP

One Bush Street, Suite 1600

San Francisco, CA 94104-4446

Independent registered public accounting firm

PricewaterhouseCoopers LLP

601 South Figueroa Street

Los Angeles, CA 90017-3874

Principal underwriter

American Funds Distributors, Inc.

333 South Hope Street

Los Angeles, CA 90071-1406

36	Capital Group equity exchange-traded funds

Investors should carefully consider investment objectives, risks, charges and expenses. This and other important information is contained in the fund prospectus and summary prospectus, which can be obtained from your financial professional and should be read carefully before investing. You may also call (800) 421-4225 or visit the Capital Group website at capitalgroup.com.

“Proxy Voting Procedures and Principles” — which describes our procedures and principles for voting portfolio securities — is available at CapitalGroup.com/ETFs. Each fund files its proxy voting record with the U.S. Securities and Exchange Commission (SEC) for the 12 months ended June 30 by August 31. The proxy voting record is available free of charge on the SEC website at sec.gov and on our website.

Investment results assume all distributions are reinvested and reflect applicable fees and expenses. Past results are not predictive of results in future periods.

For Capital Group Growth ETF, Capital Group Global Growth Equity ETF, Capital Group International Focus Equity ETF and Capital Group Core Equity ETF, investing outside the United States involves risks, such as currency fluctuations, periods of illiquidity and price volatility, as more fully described in each fund’s prospectus. These risks may be heightened in connection with investments in developing countries.

ETF market price returns since inception are calculated using NAV for the period until market price became available (generally a few days after inception).

American Funds Distributors, Inc., member FINRA.

This content, developed by Capital Group, home of American Funds, should not be used as a primary basis for investment decisions and is not intended to serve as impartial investment or fiduciary advice.

ITEM 2 – Code of Ethics

Not applicable for filing of semi-annual reports to shareholders.

ITEM 3 – Audit Committee Financial Expert

Not applicable for filing of semi-annual reports to shareholders.

ITEM 4 – Principal Accountant Fees and Services

Not applicable for filing of semi-annual reports to shareholders.

ITEM 5 – Audit Committee of Listed Registrants

Not applicable to this Registrant, insofar as the Registrant is not a listed issuer as defined in Rule 10A-3 under the Securities Exchange Act of 1934.

ITEM 6 – Schedule of Investments

Not applicable, insofar as the schedule is included as part of the report to shareholders filed under Item 1 of this Form.

ITEM 7 – Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

Not applicable to this Registrant, insofar as the Registrant is not a closed-end management investment company.

ITEM 8 – Portfolio Managers of Closed-End Management Investment Companies

Not applicable to this Registrant, insofar as the Registrant is not a closed-end management investment company.

ITEM 9 – Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers

Not applicable to this Registrant, insofar as the Registrant is not a closed-end management investment company.

ITEM 10 – Submission of Matters to a Vote of Security Holders

There have been no material changes to the procedures by which shareholders may recommend nominees to the Registrant’s board of trustees since the Registrant last submitted a proxy statement to its shareholders. The procedures are as follows. The Registrant has a nominating and governance committee comprised solely of persons who are not considered ‘‘interested persons’’ of the Registrant within the meaning of the Investment Company Act of 1940, as amended. The committee periodically reviews such issues as the board’s composition, responsibilities, committees, compensation and other relevant issues, and recommends any appropriate changes to the full board of trustees. While the committee normally is able to identify from its own resources an ample number of qualified candidates, it will consider shareholder suggestions of persons to be considered as nominees to fill future vacancies on the board. Such suggestions must be sent in writing to the nominating and governance committee of the Registrant, c/o the Registrant’s Secretary, and must be accompanied by complete biographical and occupational data on the prospective nominee, along with a written consent of the prospective nominee for consideration of his or her name by the nominating and governance committee.

ITEM 11 – Controls and Procedures

(a)	The Registrant’s Principal Executive Officer and Principal Financial Officer have concluded, based on their evaluation of the Registrant’s disclosure controls and procedures (as such term is defined in Rule 30a-3 under the Investment Company Act of 1940), that such controls and procedures are adequate and reasonably designed to achieve the purposes described in paragraph (c) of such rule.

(b)

There were no changes in the Registrant’s internal controls over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act of 1940) that occurred during the Registrant’s semi-annual period covered by this report that has materially affected, or is reasonably likely to materially affect, the Registrant’s internal control over financial reporting.

ITEM 12 – Exhibits

(a)(1)	Not applicable for filing of semi-annual reports to shareholders.

(a)(2)	The certifications required by Rule 30a-2 of the Investment Company Act of 1940 and Sections 302 and 906 of the Sarbanes-Oxley Act of 2002 are attached as exhibits hereto.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the Registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

CAPITAL GROUP DIVIDEND VALUE ETF

By __/s/ Walter R. Burkley____________________
Walter R. Burkley, Principal Executive Officer

Date: January 31, 2023

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the Registrant and in the capacities and on the dates indicated.

By __/s/ Walter R. Burkley_________________
Walter R. Burkley, Principal Executive Officer

Date: January 31, 2023

By ___/s/ Troy S. Tanner __________
Troy S. Tanner, Treasurer and Principal Financial Officer

Date: January 31, 2023